Finance cost	12 Months Ended
Dec. 31, 2020
Finance Cost [Abstract]
Disclosure of finance cost [text block]
9	Finance cost

	Year ended December 31,
	2018	2019	2020
	RMB’million	RMB’million	RMB’million
Interest and related expenses	35	68	99
Exchange gains	—	(4)	(2)

	35	64	97